Related Party Transactions	6 Months Ended
Jun. 30, 2011
Related Party Transactions
(5)	Related Party Transactions

There was a balance of $68,500 and $37,500 outstanding under the 11% Revolving Credit Promissory Note (the “Revolver”) due 2012 at June 30, 2011 and December 31, 2010, respectively. Accrued interest on the Revolver was $8,253 as of June 30, 2011.  Interest expense on the Revolver was $1,613 and $624 for the three months ended June 30, 2011 and 2010, respectively.  Interest on the Revolver was $4,323 and $1,245 for the six months ended June 30, 2011 and 2010, respectively. Included in the increase in interest expense in the 2011 six-month period was the impact of an error identified by the Company, which resulted in an out-of-period adjustment of approximately $1,390. The error was a mathematical error made in the fourth quarter of 2010. The Company assessed the materiality of this error on the 2010 financial statements in accordance with ASC 250-10-S99-1 and concluded that the error was immaterial to such financial statements. The impact of correcting this error in the current year will not be material to the Company’s 2011 financial statements. This adjustment was recognized within interest expense in the condensed statement of operations.

On January 26, 2011, the Company and Vector entered into an amendment to the Revolver increasing the amount that the Company may borrow thereunder from $50,000 to $100,000.